UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-05407

                         Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

                                 Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 342-5828

Date of fiscal year end:  August 31

Date of reporting period:  February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

Ultra-Short Duration Government Portfolio

Short Duration Portfolio

Semi-Annual Report

February 28, 2015

The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling I-800-SEC-0330.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

The TCU Ultra-Short Duration Government Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust. Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

Credit unions posted outstanding results in 2014 with strong financial performance, increased market share and deeper member relationships. The primary driver of the results is lending, especially consumer loans such as auto and credit cards. Every loan category posted higher growth rates in balances in 2014 than in the prior year. The pace of member growth also picked up as U.S. credit union membership surpassed 100 million.

Although share growth accelerated in 2014, it did not keep pace with loan growth. As a result, credit union liquidity tightened and the loan-to-share ratio rose to 75%. Investment balances fell by 3.1% during the year, the second consecutive year the portfolio has contracted.

The Federal Reserve appears poised to raise interest rates in 2015 after removing the “patient” language at the March Federal Open Markets Committee meeting. In anticipation of such an increase, the Trust for Credit Unions (“TCU”) portfolios have been positioned shorter from a duration standpoint in recent months. Please refer to the Investment Adviser’s Discussion and Analysis for more information.

Although this positioning is likely to have a negative impact on performance in the near term, this should allow the portfolios to more quickly take advantage of higher rates once they begin to move. The cumulative total return for the TCU shares of the Ultra-Short Duration was 0.08% for the six-month period ended February 28, 2015. The cumulative total return for the TCU shares of the Short Duration portfolio was 0.18% over the same period.

Please visit our website, www.TrustCU.com, for the most current information on the portfolios, including performance and portfolio holdings. We believe providing you with the most current information is a key element of TCU’s value, particularly when markets are changing.

I would like to welcome Julie Renderos and Michael Steinberger as TCU Trustees following their election at the January shareholder meeting. I also want to thank Jim Barr and Bob Coen for their outstanding service as Trustees since TCU’s inception. Both retired from the Board in January.

The continued support of the credit unions in the Callahan Credit Union Financial Services LLLP partnership as well as our other TCU investors is the foundation of our success. We are also pleased to be working with EasCorp, Missouri Corporate, Xtend and CUSO Financial Services in providing support services for TCU. As a credit union-owned and led venture, we believe strongly that collaborating on solutions is an advantage we must continue to pursue.

Please let us know if there are other ways in which we can help complement your credit union’s investment strategy.

Sincerely,

Jay E. Johnson

President and Treasurer

Trust for Credit Unions

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Investment Objective

The TCU Ultra-Short Duration Government Portfolio (“USDGP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of USDGP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. While there will be fluctuations in the net asset value (“NAV”) of the USDGP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDGP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of the Six-Month U.S. Treasury Bill Index and no longer than that of the One-Year U.S. Treasury Note Index, each as reported by BofA Merrill Lynch.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs U.S. Fixed Income Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

For the six-month period ended February 28, 2015, the cumulative total return of TCU Shares of USDGP was 0.08% versus a 0.06% cumulative total return of the Portfolio’s blended benchmark, the 9-Month U.S. Treasury Index (weighted average return of the Six-Month U.S. Treasury Bill Index (50%) and the One-Year U.S. Treasury Note Index (50%), as reported by BofA Merrill Lynch). The cumulative total returns for the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index were 0.07% and 0.04%, respectively. The Portfolio’s NAV per share at the end of the Reporting Period was $9.54, versus $9.55 on August 31, 2014.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

Both top-down and bottom-up strategies had an impact on the Portfolio’s performance during the Reporting Period. Within our top-down strategies, duration and yield curve positioning detracted from performance. Our cross-sector strategy proved positive, mainly due to the Portfolio’s exposure to agency mortgage-backed securities (“MBS”) and U.S. Treasury swap spreads. Bottom-up individual security selection, particularly within the securitized sector, contributed to returns. Selection of U.S. Treasuries within the government/swap sector was also positive for performance.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

The Portfolio’s sector positioning relative to the benchmark outperformed during the Reporting Period. Our overweight exposure to agency MBS, mainly in September 2014 and February 2015, drove excess returns. Agency MBS outperformed duration-

neutral Treasuries by 38 basis points (“bps”) in September, triggered by language from the Federal Reserve Board (the “Fed”) indicating that their reinvestments in agency MBS would continue for some time. Agency MBS outperformed duration-neutral Treasuries by 60 bps in February, as strong demand from banks overwhelmed light supply and rates moved higher.

The Portfolio’s security selection strategies contributed to returns, with the majority of performance coming from the securitized strategy. The Portfolio’s securitized selection, primarily from collateralized mortgage obligations (“CMOs”) and adjustable rate mortgages (“ARMs”) had a positive impact on performance. Exposure to short-dated U.S. Treasuries within the government/agency sector also contributed to performance.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

The Portfolio’s duration and term structure positioning had a negative impact on performance during the Reporting Period. The Portfolio’s underweight to the short end of the yield curve, particularly the six-month and one-year portions, drove underperformance. This was slightly offset by the Portfolio’s overweight to the three- and five-year portions of the curve, particularly in October 2014 and January 2015, as government yields in developed markets fell during those periods given a variety of technical factors. More recently, yields in the U.S. trended higher in February, driven primarily by more balanced supply/demand dynamics and continued strength in U.S. labor market data. The U.S. 10-year Treasury yield closed the Reporting Period 35 bps higher at 1.99%.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

During the Reporting Period, the largest change in the Portfolio’s allocation was a decrease in its U.S. Treasury position. A corresponding increase in allocation was concentrated in agency debt and cash.

Q. How was the Portfolio positioned at the end of February 2015?

At the end of the Reporting Period, the Portfolio’s largest allocations were to U.S. Treasuries and agency CMOs.

Portfolio Benchmark

Nine-Month U.S. Treasury Index

The Nine-Month U.S. Treasury Index (6M T-Bill (50%)/1Y T-Note (50%)) is an equal weight blend of the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index.

Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index

The Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index, as reported by BofA Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (Unaudited)

February 28, 2015*

August 31, 2014*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (Unaudited)

February 28, 2015*

August 31, 2014*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU SHORT DURATION PORTFOLIO

Investment Objective

The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the BofA Merrill Lynch Two-Year U.S. Treasury Note Index.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs U.S. Fixed Income Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

The Portfolio’s cumulative total return for the six-month period ended February 28, 2015, was 0.18% for TCU shares, versus a 0.45% cumulative total return for the BofA Merrill Lynch Two-Year U.S. Treasury Note Index. The Portfolio’s net asset value per share closed the Reporting Period at $9.73, versus $9.74 on August 31, 2014.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

Portfolio underperformance was driven by duration and term structure positioning. This was slightly offset by positive performance in cross-sector positioning. Individual security selection strategies also contributed to returns, with the majority of performance coming from securitized selection strategies, which was slightly offset by government security selection strategies. With respect to security selection strategies, the Portfolio’s securitized mortgage obligations (“CMOs”), adjustable-rate mortgages (“ARMs”), and passthroughs were all contributors to performance. On the other hand, government security selection was the main detractor within the government/swap strategy.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

The Portfolio’s sector positioning relative to the benchmark outperformed during the Reporting Period. Our overweight exposure to agency mortgage-backed securities (“MBS”), mainly in September 2014 and February 2015, drove excess returns. Agency MBS outperformed duration-neutral Treasuries by 38 basis points (“bps”) in September, triggered by language from the

Federal Reserve Board (the “Fed”) indicating that their reinvestments of agency MBS would continue for some time. Agency MBS outperformed duration-neutral Treasuries by 60 bps in February, as strong demand from banks overwhelmed light supply and rates moved higher.

The Portfolio’s security selection strategies contributed to returns, with the majority of performance coming from the securitized strategy. The Portfolio’s securitized selection, primarily from CMOs, passthroughs and ARMs had a positive impact on performance. This was slightly offset by exposure to short-dated U.S. Treasuries within the government/swap sector.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

The Portfolio’s duration and term structure positioning had a negative impact on performance during the Reporting Period. This was mainly due to the Portfolio’s underweight to the two-year portion of the yield curve, particularly in October 2014 and January 2015, as government yields in developed markets fell due to a variety of technical factors. More recently, yields in the U.S. trended higher in February 2015, driven primarily by more balanced supply/demand dynamics and continued strength in U.S. labor market data. The U.S. 10-year Treasury yield closed the Reporting Period 35 bps higher at 1.99%.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

During the Reporting Period, the largest changes in the Portfolio’s allocation were decreases in its U.S. Treasury, agency CMO and cash positions. A corresponding increase in allocation was concentrated in non-government guaranteed agency securities.

Q. How was the Portfolio positioned relative to its benchmark index at the end of February 2015?

At the end of the Reporting Period, the Portfolio’s largest allocations were in domestic sovereign securities, agency collateralized mortgage obligations, agency ARM securities and agency non-government guaranteed securities.

Portfolio Benchmark

Two-Year U.S. Treasury Note Index

The Two-Year U.S. Treasury Note Index, as reported by BofA Merrill Lynch, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION

TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2015*

August 31, 2014*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION

TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2015*

August 31, 2014*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments – February 28, 2015 (Unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.26%
	Federal National Mortgage Association - 0.26%
$143,021	Series 2001-W4, Class AV1 0.451%, 02/25/32 (a)	$137,155
187,129	Series 2002-W2, Class AV1 0.431%, 06/25/32 (a)	178,383
1,080,639	Series 2002-T7, Class A1 0.391%, 07/25/32 (a)	1,066,140

	Total Asset-Backed Securities	1,381,678

	(Cost $1,410,881)

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.04%
	Federal Home Loan Mortgage Corporation REMIC - 6.16%
10,683	Series 1009, Class D 0.772%, 10/15/20 (a)	10,738
31,491	Series 1066, Class P 1.072%, 04/15/21 (a)	31,872
43,974	Series 1222, Class P 1.410%, 03/15/22 (a) (b)	44,350
94,341	Series 1250, Class J 7.000%, 05/15/22 (b)	102,900
39,137	Series 1448, Class F 1.572%, 12/15/22 (a) (d)	40,143
1,134,226	Series 3710, Class DK 3.250%, 01/15/24 (b)	1,156,687
924,340	Series 3777, Class DA 3.500%, 10/15/24 (d)	967,764
3,424,552	Series 2977, Class M 5.000%, 05/15/25 (b)	3,744,905
1,589,970	Series 3694, Class AG 3.500%, 11/15/27 (d)	1,598,698
4,741,805	Series 3346, Class FT 0.522%, 10/15/33 (a) (b)	4,756,885
2,068,865	Series 3033, Class CI 5.500%, 01/15/35 (b)	2,178,382
3,615,304	Series 3208, Class FH 0.572%, 08/15/36 (a)	3,631,362
324,548	Series 3231, Class FB 0.522%, 10/15/36 (a)	325,461
227,722	Series 3314, Class FC 0.572%, 12/15/36 (a)	228,712
2,397,387	Series 3545, Class FA 1.022%, 06/15/39 (a)	2,434,045
3,248,199	Series 4316, Class FY 0.572%, 11/15/39 (a) (d)	3,268,925
1,091,958	Series 3827, Class KF 0.542%, 03/15/41 (a)	1,096,923
219,079	Series 3868, Class FA 0.572%, 05/15/41 (a)	220,023
6,249,017	Series 4109, Class EC 2.000%, 12/01/41 (d)	6,270,794

		32,109,569

	Federal National Mortgage Association REMIC - 7.75%
2,480,413	Series 2014-M5, Class FA 0.514%, 01/25/17 (a)	2,481,899
425,672	Series 2009-M2, Class A2 3.334%, 01/25/19 (d)	430,950
196,966	Series 1990-145, Class A 1.103%, 12/25/20 (a)	197,972
267,035	Series 1991-67, Class J 7.500%, 08/25/21 (b)	296,997

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$228,059	Series 1992-137, Class F 1.171%, 08/25/22 (a)	$231,443
278,191	Series 1993-27, Class F 1.321%, 02/25/23 (a) (c)	282,823
148,661	Series 1998-21, Class F 0.620%, 03/25/28 (a)	147,981
2,590,974	Series 2011-137, Class A 4.000%, 06/25/29 (d)	2,705,087
282,659	Series 2000-16, Class ZG 8.500%, 06/25/30 (d)	335,239
278,359	Series 2000-32, Class Z 7.500%, 10/18/30	324,454
836,409	Series 2005-65, Class WL 5.500%, 07/25/34 (b)	843,991
492,708	Series 2006-45, Class TF 0.571%, 06/25/36 (a)	494,865
524,564	Series 2006-76, Class QF 0.571%, 08/25/36 (a) (b)	527,601
604,357	Series 2006-79, Class PF 0.571%, 08/25/36 (a) (b)	607,622
1,280,656	Series 2006-111, Class FA 0.551%, 11/25/36 (a)	1,287,666
595,925	Series 2007-75, Class VF 0.621%, 08/25/37 (a)	599,539
1,189,145	Series 2007-85, Class FC 0.711%, 09/25/37 (a)	1,203,194
671,722	Series 2007-86, Class FC 0.741%, 09/25/37 (a)	678,641
652,375	Series 2007-92, Class OF 0.741%, 09/25/37 (a)	659,332
809,648	Series 2007-99, Class FD 0.771%, 10/25/37 (a)	818,959
161,993	Series 2009-84, Class WF 1.271%, 10/25/39 (a)	165,867
3,243,209	Series 2014-19, Class FA 0.571%, 11/25/39 (a) (d)	3,263,855
3,527,010	Series 2014-19, Class FJ 0.571%, 11/25/39 (a) (d)	3,549,169
2,569,608	Series 2010-123, Class FL 0.601%, 11/25/40 (a)	2,582,684
7,061,005	Series 2011-110, Class FE 0.571%, 04/25/41 (a) (b)	7,104,059
892,091	Series 2011-63, Class FG 0.621%, 07/25/41 (a)	898,067
1,898,375	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	1,968,939
5,614,492	Series 2008-22, Class FD 1.011%, 04/25/48 (a)	5,678,428

		40,367,323

	National Credit Union Administration - 1.13%
658,710	Series 2010-R2, Class 1A 0.541%, 11/06/17 (a)	660,202
568,053	Series 2011-R1, Class 1A 0.621%, 01/08/20 (a)	570,960
1,940,809	Series 2011-R2, Class 1A 0.571%, 02/06/20 (a)	1,947,404
581,556	Series 2011-R4, Class 1A 0.551%, 03/06/20 (a)	582,783
828,188	Series 2011-R3, Class 1A 0.572%, 03/11/20 (a)	831,132

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2015 (Unaudited)

Par Value		Value

	National Credit Union Administration - (continued)
$409,094	Series 2011-R5, Class 1A 0.551%, 04/06/20 (a)	$409,701
132,546	Series 2011-R6, Class 1A 0.551%, 05/07/20 (a)	132,624
416,837	Series 2010-R1, Class 1A 0.621%, 10/07/20 (a)	418,921
40,406	Series 2010-R1, Class 2A 1.840%, 10/07/20 (d)	40,517
295,862	Series 2010-A1, Class A 0.521%, 12/07/20 (a)	296,392

		5,890,636

	Total Collateralized Mortgage Obligations	78,367,528

	(Cost $78,131,221)

MORTGAGE-BACKED OBLIGATIONS - 12.05%
	Federal Home Loan Mortgage Corporation - 3.12%
10,764	1.841%, 02/01/18 (a)	10,893
114,048	2.869%, 11/01/18 (a)	115,600
530,296	6.877%, 11/01/19 (a)	567,755
23,449	1.475%, 11/01/22 (a)	23,867
90,219	1.527%, 11/01/22 (a)	91,686
19,198	2.600%, 10/01/24 (a)	20,122
87,448	2.864%, 10/01/25 (a)	88,970
496,337	3.454%, 08/01/28 (a)	529,966
56,679	1.718%, 07/01/29 (a)	58,636
195,032	2.673%, 05/01/31 (a)	207,435
7,933,762	2.375%, 03/01/35 (a)	8,486,626
2,385,029	2.369%, 04/01/35 (a)	2,549,532
3,282,232	2.358%, 06/01/37 (a)	3,499,986

		16,251,074

	Federal Home Loan Mortgage Corporation Gold - 1.22%
8,206	8.000%, 12/01/15	8,307
21,457	6.000%, 03/01/16	21,887
4,251	6.500%, 07/01/16	4,286
88,719	5.000%, 10/01/17	93,612
107,780	5.000%, 11/01/17	113,725
1,276,070	4.500%, 05/01/18	1,339,674
2,240,811	4.500%, 06/01/18	2,352,501
96,117	5.500%, 01/01/20	102,991
2,159,998	4.500%, 10/01/20	2,267,660
27,765	3.500%, 12/01/20	29,476
37,361	3.500%, 10/01/22	39,698
2,699	4.500%, 07/01/23	2,899

		6,376,716

	Federal National Mortgage Association - 7.15%
10,051	8.500%, 04/01/16	10,141
26,027	3.716%, 07/01/17 (a)	27,514
6,188	1.621%, 11/01/17 (a)	6,196
47,626	2.049%, 11/01/17 (a)	48,158
7,851	2.296%, 11/01/17 (a)	7,961
74,413	2.060%, 03/01/18 (a)	75,299
2,027,478	2.800%, 03/01/18	2,101,649
4,333,088	3.620%, 03/01/18	4,597,277
10,689	1.863%, 05/01/18 (a)	10,790
33,104	2.044%, 06/01/18 (a)	33,852
384,487	2.738%, 10/01/18 (a)	387,675
3,041	2.150%, 02/01/19 (a)	3,094

Par Value		Value

	Federal National Mortgage Association - (continued)
$19,450	1.875%, 05/01/19 (a)	$19,702
88,736	6.864%, 12/01/19 (a)	92,210
69,420	1.750%, 01/01/20 (a)	70,170
4,137	5.000%, 01/01/20	4,363
22,439	1.924%, 05/01/20 (a)	22,635
127,049	5.860%, 05/01/20 (a)	134,288
194,880	3.500%, 09/01/20	206,763
17,201	3.500%, 10/01/20	18,258
46,185	3.500%, 03/01/21	49,045
226,721	6.699%, 02/01/22 (a)	242,736
26,514	3.113%, 01/01/23 (a)	26,956
39,084	2.595%, 03/01/24 (a)	39,524
24,088	5.925%, 10/01/25 (a)	25,790
178,969	3.109%, 02/01/27 (a)	183,898
609,399	5.000%, 03/01/27	661,413
59,485	1.935%, 07/01/27 (a)	60,993
115,876	2.068%, 07/01/27 (a)	118,830
139,588	4.662%, 01/01/29 (a)	151,608
36,248	4.659%, 02/01/29 (a)	39,369
1,451,907	2.446%, 08/01/29 (a)	1,473,859
58,710	2.255%, 07/01/32 (a)	61,688
84,803	2.380%, 07/01/32 (a)	90,426
11,821	6.000%, 08/01/32	13,446
256,416	2.750%, 09/01/32 (a)	274,529
205,440	1.924%, 01/01/33 (a)	215,434
74,009	2.339%, 06/01/33 (a)	78,892
1,060,683	4.609%, 08/01/33 (a)	1,152,015
6,642	6.000%, 11/01/33	7,600
691,046	2.197%, 04/01/34 (a)	733,415
501,718	1.936%, 07/01/34 (a)	523,679
509,174	1.936%, 08/01/34 (a)	531,534
95,708	6.000%, 09/01/34	108,657
3,733,142	2.328%, 10/01/34 (a)	3,981,721
5,026	6.000%, 10/01/34	5,749
3,978,478	2.383%, 11/01/34 (a)	4,259,510
69,432	6.000%, 05/01/35	78,801
1,349,127	2.323%, 06/01/35 (a)	1,440,113
9,810	6.000%, 07/01/36	11,132
1,650,247	2.242%, 12/01/36 (a)	1,755,479
821,173	2.350%, 07/01/37 (a)	879,179
3,794,584	2.230%, 09/01/37 (a)	4,055,390
108,096	6.500%, 11/01/37	116,433
2,492,205	2.198%, 01/01/38 (a)	2,659,038
52,376	6.000%, 06/01/38	60,049
140,514	6.000%, 09/01/38	159,507
27,438	6.000%, 11/01/38	31,150
2,115,722	2.214%, 05/01/39 (a)	2,246,365
159,362	6.000%, 10/01/39	181,376
549,321	1.936%, 08/01/44 (a)	573,699

		37,238,022

	Government National Mortgage Association - 0.56%
40,305	7.000%, 04/15/26	46,340
291,800	2.125%, 04/20/34 (a)	309,542
1,354,885	1.625%, 06/20/34 (a)	1,408,251
1,098,822	1.625%, 08/20/34 (a)	1,142,063

		2,906,196

	Total Mortgage-Backed Obligations	62,772,008

	(Cost $61,157,435)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2015 (Unaudited)

Par Value		Value

AGENCY DEBENTURES - 6.72%
	Federal Home Loan Banks
$30,000,000	0.355%, 03/07/16	$29,997,750
	Sri Lanka Government Aid Bond
5,000,000	0.562%,10/15/24 (a) (e)	5,000,000

	Total Agency Debentures	34,997,750

	(Cost $35,000,000)

U.S. TREASURY OBLIGATIONS - 39.13%
	United States Treasury Notes & Bonds - 39.13%
188,850,000	0.375%,04/15/15	188,879,461
15,000,000	0.202%,12/10/15	14,983,200

	Total U.S. Treasury Obligations	203,862,661

	(Cost $203,898,813)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 5.01%
	FDIC Structured Sale Guaranteed Notes
792,596	Series 2010-S1, Class 1A 0.723%, 02/25/48 (a)	789,670
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
266,083	Series K501, Class A1 1.337%, 06/01/16 (d)	266,497
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
5,300,000	Series K501, Class A2 1.655%, 11/01/16 (d)	5,360,465
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,700,000	Series K703, Class A2 2.699%, 05/01/18 (d)	1,762,082
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
12,513,149	Series KF02, Class A1 0.551%, 07/25/20 (a)	12,538,085
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
5,372,352	Series KF03, Class A 0.508%, 01/25/21 (a)	5,369,549

	Total U.S. Government-Backed Obligations	26,086,348

	(Cost $25,963,184)

Par Value		Value

REPURCHASE AGREEMENT - 21.58%
$112,400,000	Merrill Lynch, 0.060%, Dated 02/27/15, matures 03/02/15, repurchase price $112,400,562 (collateralized by $149,297,912 par amount of U.S. Treasury obligations with an interest rate of 0.000% due 11/15/23 to 11/15/26, total market value $114,648,000)	$112,400,000

	Total Repurchase Agreement	112,400,000

	(Cost $112,400,000)
	Total Investments - 99.79%	519,867,973

	(Cost $517,961,534) (f)
	Net Other Assets and Liabilities - 0.21%	1,082,143

	Net Assets - 100.00%	$520,950,116

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2015. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	The security has Support collateral.

(d)	This security has Sequential collateral.

(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of February 28, 2015, this security amounted to $5,000,000 or 0.96% of net assets.

(f)	Cost for U.S. federal income tax purposes is $517,961,534. As of February 28, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,148,735 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $242,296. The net unrealized appreciation was $1,906,439.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments – February 28, 2015 (Unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.86%
	Federal Home Loan Mortgage Corporation REMIC - 7.18%
$91,321	Series 1448, Class F 1.572%, 12/15/22 (a) (c)	$93,667
1,204,430	Series 3710, Class DK 3.250%, 01/15/24 (b)	1,228,281
767,485	Series 2868, Class AV 5.000%, 08/15/24 (c)	837,855
763,281	Series 3777, Class DA 3.500%, 10/15/24 (c)	799,139
3,578,010	Series 2977, Class M 5.000%, 05/15/25 (b)	3,912,719
293,866	Series 1980, Class Z 7.000%, 07/15/27 (c)	335,797
1,870,736	Series 3694, Class AG 3.500%, 11/15/27 (c)	1,881,005
1,667,194	Series 2236, Class Z 8.500%, 06/15/30 (c)	1,991,130
3,933,983	Series 3346, Class FT 0.522%, 10/15/33 (a) (b)	3,946,494
3,884,067	Series 3471, Class FB 1.172%, 08/15/35 (a)	3,981,845
5,444,736	Series 3208, Class FA 0.572%, 08/15/36 (a)	5,468,919
1,829,431	Series 3208, Class FH 0.572%, 08/15/36 (a)	1,837,557
1,329,647	Series 3367, Class YF 0.722%, 09/15/37 (a)	1,340,221
4,357,078	Series 3371, Class FA 0.772%, 09/15/37 (a)	4,408,071
3,224,315	Series 4316, Class FY 0.572%, 11/15/39 (a) (c)	3,244,889
685,150	Series 3827, Class KF 0.542%, 03/15/41 (a)	688,266
4,979,280	Series 4109, Class EC 2.000%, 12/15/41 (c)	4,996,632

		40,992,487

	Federal National Mortgage Association REMIC - 4.16%
2,555,577	Series 2014-M5, Class FA 0.514%, 01/25/17 (a)	2,557,108
28,047	Series 1988-12, Class A 3.738%, 02/25/18 (a)	28,514
1,121,201	Series 2009-70, Class TM 4.000%, 08/25/19	1,167,999
1,124,199	Series 2009-70, Class TN 4.000%, 08/25/19	1,171,122
152,716	Series G92-44, Class Z 8.000%, 07/25/22	161,247
673,774	Series 2005-65, Class WL 5.500%, 07/25/34 (b)	679,881
713,130	Series 2006-45, Class TF 0.571%, 06/25/36 (a)	716,252
762,187	Series 2006-76, Class QF 0.571%, 08/25/36 (a) (b)	766,600
446,944	Series 2007-75, Class VF 0.621%, 08/25/37 (a)	449,654
3,503,652	Series 2014-19, Class FA 0.571%, 11/25/39 (a) (c)	3,525,665
3,196,545	Series 2014-19, Class FJ 0.571%, 11/25/39 (a) (c)	3,216,893

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$1,015,481	Series 2010-123, Class FL 0.601%, 11/25/40 (a)	$1,020,648
2,311,732	Series 2011-110, Class FE 0.571%, 04/25/41 (a) (b)	2,325,828
1,522,675	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	1,579,274
4,358,585	Series 2008-22, Class FD 1.011%, 04/25/48 (a)	4,408,219

		23,774,904

	National Credit Union Administration - 0.52%
940,998	Series 2011-R2, Class 1A 0.571%, 02/06/20 (a)	944,196
581,556	Series 2011-R4, Class 1A 0.551%, 03/06/20 (a)	582,783
925,622	Series 2011-R3, Class 1A 0.572%, 03/11/20 (a)	928,913
409,094	Series 2011-R5, Class 1A 0.551%, 04/06/20 (a)	409,701
132,546	Series 2011-R6, Class 1A 0.551%, 05/07/20 (a)	132,624

		2,998,217

	Total Collateralized Mortgage Obligations	67,765,608

	(Cost $67,361,484)

MORTGAGE-BACKED OBLIGATIONS - 10.75%
	Federal Home Loan Mortgage Corporation - 1.03%
386,300	2.329%, 01/01/34 (a)	413,587
165,894	2.366%, 11/01/34 (a)	177,612
2,958,644	2.369%, 04/01/35 (a)	3,162,710
1,011,814	2.375%, 08/01/35 (a)	1,081,545
952,801	2.372%, 05/01/36 (a)	1,020,105

		5,855,559

	Federal Home Loan Mortgage Corporation Gold - 2.10%
93,648	5.000%, 10/01/17	98,813
113,768	5.000%, 11/01/17	120,042
126,038	8.000%, 11/01/17	133,090
99,983	5.500%, 03/01/18	105,405
40,506	5.500%, 04/01/18	42,558
1,048,614	4.500%, 05/01/18	1,100,880
72,353	6.500%, 05/01/18	77,181
1,858,233	4.500%, 06/01/18	1,950,855
7,997	6.000%, 10/01/18	9,032
1,305	6.000%, 11/01/18	1,474
580,803	5.500%, 02/01/19	619,176
101,771	5.500%, 01/01/20	109,049
1,593,047	5.000%, 04/01/20	1,695,038
1,788,889	4.500%, 10/01/20	1,878,054
22,981	3.500%, 12/01/20	24,397
30,924	3.500%, 10/01/22	32,858
323,543	5.000%, 08/01/35	357,069
41,053	5.000%, 12/01/35	45,462
463,303	5.000%, 03/01/37	512,632
782,559	5.000%, 05/01/37	865,181
625,099	5.000%, 02/01/38	690,424
210,003	5.000%, 03/01/38	231,688
175,629	5.000%, 09/01/38	193,863

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) – February 28, 2015 (Unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - (continued)
$617,340	5.000%, 12/01/38	$681,983
394,542	5.000%, 01/01/39	435,634

		12,011,838

	Federal National Mortgage Association - 7.62%
1,277	6.000%, 02/01/18	1,449
1,198,055	2.800%, 03/01/18	1,241,884
397,434	5.500%, 05/01/18	420,488
12,110	6.000%, 05/01/18	13,734
107,524	5.500%, 06/01/18	113,742
670	6.000%, 08/01/18	760
1,433	6.000%, 09/01/18	1,530
117,696	5.500%, 10/01/18	124,906
183,900	5.500%, 11/01/18	195,175
133,656	6.000%, 11/01/18	151,590
9,140	5.500%, 12/01/18	9,742
205,869	6.000%, 12/01/18	233,492
205,404	6.000%, 01/01/19	220,537
553,374	3.334%, 01/25/19 (c)	560,235
2,706	6.000%, 02/01/19	3,069
61,222	6.000%, 04/01/19	69,436
15,333	6.000%, 05/01/19	17,390
160,853	3.500%, 09/01/20	170,661
14,198	3.500%, 10/01/20	15,070
38,121	3.500%, 03/01/21	40,481
69,524	6.000%, 10/01/23	78,920
487,519	5.000%, 03/01/27	529,131
138,510	7.000%, 08/01/28	161,090
333,702	7.000%, 11/01/28	364,557
29,864	7.000%, 02/01/32	34,854
43,124	2.360%, 05/01/32 (a)	46,170
163,926	7.000%, 05/01/32	192,793
263,324	2.750%, 09/01/32 (a)	281,925
61,924	7.000%, 09/01/32	70,524
658,075	2.340%, 07/01/33 (a)	701,569
385,355	2.076%, 11/01/33 (a)	409,853
930,470	2.340%, 12/01/33 (a)	992,198
384,059	2.232%, 03/01/34 (a)	411,066
641,345	2.135%, 04/01/34 (a)	682,772
189,033	2.310%, 08/01/34 (a)	202,385
2,362	6.000%, 09/01/34	2,702
1,180,374	1.958%, 10/01/34 (a)	1,235,148
353,993	2.198%, 10/01/34 (a)	375,676
3,768,447	1.913%, 01/01/35 (a)	3,950,345
323,547	2.263%, 03/01/35 (a)	342,894
715,060	2.345%, 04/01/35 (a)	760,789
835,525	2.014%, 05/01/35 (a)	884,612
464,894	2.052%, 05/01/35 (a)	490,611
744,102	2.438%, 05/01/35 (a)	796,664
558,033	1.787%, 06/01/35 (a)	580,081
1,484,039	2.323%, 06/01/35 (a)	1,584,125
2,435,573	2.335%, 06/01/35 (a)	2,592,375
525,836	1.888%, 08/01/35 (a)	548,941
1,079,421	2.250%, 08/01/35 (a)	1,155,669
2,078,416	2.585%, 09/01/35 (a)	2,225,231
870,566	2.933%, 09/01/35 (a)	938,677
474,665	2.210%, 10/01/35 (a)	505,654
1,376,870	2.115%, 11/01/35 (a)	1,466,657
1,239,270	2.362%, 03/01/36 (a)	1,326,809
752,339	2.622%, 04/01/36 (a)	805,483
5,271,172	2.293%, 12/01/37 (a)	5,643,127

Par Value		Value

	Federal National Mortgage Association - (continued)
$2,090,948	2.561%, 12/01/37 (a)	$2,238,648
1,946,995	2.198%, 01/01/38 (a)	2,077,331
1,800,022	2.214%, 05/01/39 (a)	1,911,172
173,620	5.000%, 10/01/39	193,810
98,959	6.000%, 10/01/39	112,600

		43,511,009

	Total Mortgage-Backed Obligations	61,378,406

	(Cost $59,370,267)

AGENCY DEBENTURES - 16.18%
85,350,000	Federal Home Loan Bank 0.750%, 02/13/17 (a)	85,385,591
7,000,000	Federal National Mortgage Association 0.500%, 10/22/15	7,011,193

	Total Agency Debentures	92,396,784

	(Cost $92,327,950)

U.S. TREASURY OBLIGATIONS - 57.74%
	United States Treasury Notes & Bonds - 57.74%
88,700,000	0.375%, 10/31/16	88,492,087
160,400,000	0.625%, 12/31/16	160,575,478
37,800,000	0.500%, 01/31/17	37,729,125
43,000,000	0.875%, 11/15/17	42,942,896

		329,739,586

	Total U.S. Treasury Obligations	329,739,586

	(Cost $329,585,933)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 2.59%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
266,083	Series K501, Class A1 1.337%, 06/01/16 (c)	266,496
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
5,200,000	Series K501, Class A2 1.655%, 11/01/16 (c)	5,259,324
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,500,000	Series K703, Class A2 2.699%, 05/01/18 (c)	1,554,779
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
5,281,295	Series KF03, Class A 0.508%, 01/25/21 (a)	5,278,540
	National Credit Union Administration
2,300,000	3.000%, 06/12/19	2,424,735

	Total U.S. Government-Backed Obligations	14,783,874

	(Cost $14,562,255)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) – February 28, 2015 (Unaudited)

Par Value		Value

REPURCHASE AGREEMENT - 0.70%
$4,000,000	Merrill Lynch, 0.060%, Dated 2/27/2015 matures 3/02/2015, repurchase price $4,000,020 (collateralized by $4,065,200 par amount of a U.S. Treasury Note with an interest rate of 0.875% due to 6/15/2017, total market value $4,080,054)	$4,000,000

	Total Repurchase Agreement	4,000,000

	(Cost $4,000,000)
	Total Investments - 99.82%	570,064,258

	(Cost $567,207,889) (d)
	Net Other Assets and Liabilities - 0.18%	1,018,969

	Net Assets - 100.00%	$571,083,227

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2015. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	This security has Sequential collateral.

(d)	Cost for U.S. federal income tax purposes is $567,207,889. As of February 28, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,154,821 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $298,452. The net unrealized appreciation was $2,856,369.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Assets and Liabilities

February 28, 2015 (Unaudited)

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio

ASSETS:

INVESTMENTS:
Investments and repurchase agreements at cost	$517,961,534	$567,207,889

Investments at value	$407,467,973	$566,064,258
Repurchase agreements at value	112,400,000	4,000,000

Total investments and repurchase agreements at value	519,867,973	570,064,258

Cash	456,951	465,322

RECEIVABLES:
Interest	538,608	702,245
Investment securities sold	253,151	82,005
Other assets	6,635	7,011

Total Assets	521,123,318	571,320,841

LIABILITIES:

PAYABLES:
Dividends	42,144	94,342
Custodian fees	19,750	20,904
Audit fees	18,776	18,776
Advisory fees	65,275	66,383
Administration fees	21,325	21,687
Distribution fees	511	788
Accrued expenses	5,421	14,734

Total Liabilities	173,202	237,614

NET ASSETS	$520,950,116	$571,083,227

NET ASSETS CONSIST OF:
Paid-in capital	$527,441,181	$581,187,884
Accumulated undistributed (distributions in excess of) net investment income	58,605	(12,906)
Accumulated net realized loss on investment transactions	(8,456,109)	(12,948,120)
Net unrealized appreciation on investments	1,906,439	2,856,369

TOTAL NET ASSETS	$520,950,116	$571,083,227

TCU Shares:
Net Assets	$496,094,292	$536,567,333
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	52,001,067	55,134,406

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$9.54	$9.73

Investor Shares:
Net Assets	$24,855,824	$34,515,894
Total Shares outstanding, $0.001 par value (unlimited number of shares authorized)	2,605,455	3,546,683

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$9.54	$9.73

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Operations

For the Six Months Ended February 28, 2015 (Unaudited)

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio

INVESTMENT INCOME:
Interest	$1,646,618	$2,428,677

EXPENSES:
Advisory fees	443,093	427,780
Administration fees	144,781	139,780
Legal fees	54,406	53,930
Audit and tax fees	18,776	18,776
Custody fees	38,481	39,237
Accounting fees	104,676	100,474
Compliance fees	30,207	31,934
Trustees’ fees	56,515	56,352
Printing fees	11,224	10,912
Transfer agent fees	51,806	52,007
Distribution and Service (12b-1) Fees Investor Shares	3,024	4,419
Other expenses	70,479	64,470

Total operating expenses	1,027,468	1,000,071

Trustees’ fees waived	(9,792)	(9,744)
Compliance fees waived	(2,956)	(3,027)
Legal fees waived	(280)	(266)

Total expense reductions	(13,028)	(13,037)

Net operating expenses	1,014,440	987,034

Net Investment Income	632,178	1,441,643

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Loss on Investment Transactions	(430,189)	(337,688)
Net Change in Unrealized Appreciation of Investments	44,104	51,374

Net Realized and Unrealized Loss on Investments	(386,085)	(286,314)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:	$246,093	$1,155,329

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Changes in Net Assets

	Ultra-Short Duration Government Portfolio		Short Duration Portfolio
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Investment Activities:
Operations:
Net investment income	$632,178	$984,581	$1,441,643	$2,078,095
Net realized gain (loss) on investment transactions	(430,189)	(5,929)	(337,688)	790,417
Net change in unrealized appreciation of investments	44,104	354,475	51,374	834,755

Net increase in net assets resulting from operations	246,093	1,333,127	1,155,329	3,703,267

Distributions to Shareholders:
From net investment income
TCU Shares	(1,008,055)	(3,074,281)	(1,521,936)	(3,382,978)
Investor Shares	(32,878)	(106,590)	(80,680)	(185,726)

Total Distributions	(1,040,933)	(3,180,871)	(1,602,616)	(3,568,704)

From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	9,826,666	67,937,796	16,544,756	65,064,193
Reinvestment of dividends and distributions	598,312	1,762,254	1,012,464	2,003,096
Cost of shares repurchased	(82,772,689)	(112,787,371)	(40,318,974)	(78,972,615)
Investor Shares:
Proceeds from sale of shares	6,043,265	4,283,423	12,760,382	8,120,711
Reinvestment of dividends and distributions	3,675	13,144	60,625	110,081
Cost of shares repurchased	(2,140,000)	(7,422,690)	(10,560,000)	(11,549,327)

Net decrease in net assets resulting from unit transactions	(68,440,771)	(46,213,444)	(20,500,747)	(15,223,861)

Net change in net assets	(69,235,611)	(48,061,188)	(20,948,034)	(15,089,298)
Net Assets:
Beginning of period	590,185,727	638,246,915	592,031,261	607,120,559
End of period	$520,950,116	$590,185,727	$571,083,227	$592,031,261

Accumulated Undistributed (Distributions in excess of) Net Investment Income	$58,605	$467,360	$(12,906)	$148,067

Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	1,028,236	7,105,545	1,700,425	6,676,844
Reinvestment of dividends and distribution	62,676	184,288	103,931	205,601
Shares repurchased	(8,674,747)	(11,792,375)	(4,134,956)	(8,105,479)

Total TCU Share Transaction	(7,583,835)	(4,502,542)	(2,330,600)	(1,223,034)

Investor Shares:
Shares Sold	633,013	447,535	1,309,819	833,676
Reinvestment of dividends and distribution	385	1,374	6,223	11,299
Shares repurchased	(224,105)	(776,022)	(1,084,073)	(1,185,473)

Total Investor Share Transaction	409,293	(327,113)	231,969	(340,498)

Net decrease in units outstanding	(7,174,542)	(4,829,655)	(2,098,631)	(1,563,532)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Government Portfolio — TCU Shares
	Six Months Ended February 28, 2015 (Unaudited)		Years Ended August 31,
			2014	2013	2012	2011	2010
Net Asset Value,
Beginning of period	$9.55		$9.58	$9.64	$9.62	$9.61	$9.61

Income from Investment Operations:
Net investment income(a)(b)	0.01		0.02	0.02	0.04	0.04	0.09
Net realized and unrealized gain/(loss) on investment transactions	—		—	(0.03)	0.02	0.02	0.02

Total income (loss) from investment operations	0.01		0.02	(0.01)	0.06	0.06	0.11

Less Distributions from:
Investment income(b)	(0.02)		(0.05)	(0.05)	(0.04)	(0.05)	(0.11)

Total Distributions	(0.02)		(0.05)	(0.05)	(0.04)	(0.05)	(0.11)

Net Asset Value,
End of period	$9.54		$9.55	$9.58	$9.64	$9.62	$9.61

Total Return(c)	0.08%		0.22%	(0.08)%	0.58%	0.64%	1.11%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$496,094		$569,206	$614,074	$630,246	$563,153	$348,810
Ratios to average net assets:
Expenses	0.35	%(d)	0.36%	0.34%	0.34%	0.36%	0.35%
Net investment income	0.22	%(d)	0.17%	0.25%	0.38%	0.44%	0.99%
Portfolio Turnover Rate	76	%(e)	137%	224%	105%	193%	237%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Annualized.
(e)	Not annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Government Portfolio — Investor Shares
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	For the Period November 30, 2012(a) to August 31, 2013

Net Asset Value,
Beginning of period	$9.55		$9.58	$9.64

Income from Investment Operations:
Net investment income(b)(c)	0.01		0.01	0.02
Net realized and unrealized (loss) on investment transactions	—		0.01	(0.04)

Total income (loss) from investment operations	0.01		0.02	(0.02)

Less Distributions from:
Investment income(c)	(0.02)		(0.05)	(0.04)

Total Distributions	(0.02)		(0.05)	(0.04)

Net Asset Value,
End of period	$9.54		$9.55	$9.58

Total Return(d)	0.06%		0.19%	(0.25	)%(e)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$24,856		$20,980	$24,173
Ratios to average net assets:
Expenses	0.38	%(f)	0.39%	0.37	%(f)
Net investment income	0.19	%(f)	0.14%	0.22	%(f)
Portfolio Turnover Rate	76	%(e)	137%	224	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding.
(c)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio — TCU Shares
	Six Months Ended February 28, 2015 (Unaudited)		Years Ended August 31,
			2014	2013	2012	2011	2010
Net Asset Value,
Beginning of period	$9.74		$9.74	$9.82	$9.79	$9.76	$9.58

Income from Investment Operations:
Net investment income(a)(b)	0.02		0.03	0.04	0.06	0.10	0.19
Net realized and unrealized gain (loss) on investment transactions	—		0.03	(0.06)	0.04	0.04	0.18

Total income (loss) from investment operations	0.02		0.06	(0.02)	0.10	0.14	0.37

Less Distributions from:
Investment income(b)	(0.03)		(0.06)	(0.06)	(0.07)	(0.11)	(0.19)
Return of capital	—		—	—	—	—	0.00 (c)

Total Distributions	(0.03)		(0.06)	(0.06)	(0.07)	(0.11)	(0.19)

Net Asset Value,
End of period	$9.73		$9.74	$9.74	$9.82	$9.79	$9.76

Total Return(d)	0.18%		0.59%	(0.19)%	1.02%	1.49%	3.86%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$536,567		$559,745	$571,525	$545,176	$477,308	$339,138
Ratios to average net assets:
Expenses net of expense reductions	0.35	%(e)	0.35%	0.34%	0.35%	0.36%	0.35%
Expenses before expense reductions	0.36	%(e)	0.35%	0.34%	0.35%	0.36%	0.35%
Net investment income	0.52	%(e)	0.34%	0.40%	0.60%	1.03%	1.91%
Portfolio Turnover Rate	148	%(f)	157%	229%	173%	283%	280%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio — Investor Shares
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	For the Period November 30, 2012(a) to August 31, 2013

Net Asset Value,
Beginning of period	$9.74		$9.74	$9.82

Income from Investment Operations:
Net investment income(b)(c)	0.02		0.03	0.03
Net realized and unrealized gain (loss) on investment transactions	—		0.02	(0.07)

Total income (loss) from investment operations	0.02		0.05	(0.04)

Less Distributions from:
Investment income(c)	(0.03)		(0.05)	(0.04)

Total Distributions	(0.03)		(0.05)	(0.04)

Net Asset Value,
End of period	$9.73		$9.74	$9.74

Total Return(d)	0.17%		0.56%	(0.37	)%(e)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$34,516		$32,286	$35,596
Ratios to average net assets:
Expenses net of expense reductions	0.38	%(f)	0.38%	0.37	%(f)
Expenses before expense reductions	0.39	%(f)	0.38%	0.37	%(f)
Net investment income	0.49	%(f)	0.31%	0.37	%(f)
Portfolio Turnover Rate	148	%(e)	157%	229	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding.
(c)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2015 (Unaudited)

Note 1. Organization

Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently consisting of two diversified portfolios: Ultra-Short Duration Government Portfolio and Short Duration Portfolio (collectively, “the Portfolios” or individually, a “Portfolio”). Shares of the Portfolios are offered for sale solely to state and federally chartered credit unions. The Trust previously offered shares of another portfolio, the Money Market Portfolio, which suspended operations as of the close of business on May 30, 2014.

On October 1, 2012, the Trust began offering a second class of shares, known as Investor Shares, in each of the Portfolios and the existing shares in each Portfolio were redesignated as TCU Shares. Investor Shares and TCU Shares of each Portfolio should have returns that are substantially the same because they represent interests in the same Portfolio and differ only to the extent that they have different class specific expenses. Effective October 1, 2012, TCU Shares of each Portfolio are only available to those shareholders that have open accounts in the particular Portfolio as of such date. The Investor Shares of each Portfolio commenced operations on November 30, 2012.

The Portfolios seek to achieve a high level of current income, consistent with low volatility of principal (in the case of the Ultra-Short Duration Government Portfolio) and relatively low volatility of principal (in the case of the Short Duration Portfolio) by investing in obligations authorized under the Federal Credit Union Act.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation

Investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers in and out of Level 1, Level 2 and Level 3 are based on values at the end of the period. There were no transfers in or out of Level 1, 2 or 3 during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of February 28, 2015 is as follows:

	Ultra-Short Duration Government Portfolio
	Total Market Value at 2/28/15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Asset-Backed Securities	$1,381,678	$—	$1,381,678	$—
Collateralized Mortgage Obligations	78,367,528	—	78,367,528	—
Mortgage-Backed Obligations	62,772,008	—	62,772,008	—
Agency Debentures	34,997,750	—	29,997,750	5,000,000
U.S. Treasury Obligations	203,862,661	—	203,862,661	—
U.S. Government-Backed Obligations	26,086,348	—	26,086,348	—
Repurchase Agreement	112,400,000	—	112,400,000	—

	$519,867,973	$—	$514,867,973	$5,000,000

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2015 (Unaudited) (continued)

	Short Duration Portfolio
	Total Market Value at 2/28/15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Total Investments*	$570,064,258	$—	$570,064,258	$—

*	Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of February 28, 2015:

Ultra-Short Duration Government Portfolio

Fair Value, beginning of period	$5,250,000
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	(250,000)
Total net realized gains (losses)	—
Total change in unrealized appreciation (depreciation)	—

Fair Value, end of period	$5,000,000

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for Portfolio investments.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method.

C. Distribution to Shareholders

Each Portfolio intends to distribute to its shareholders substantially all of its investment income and capital gains. The Portfolios declare dividends from net investment income daily and pay such dividends monthly. Each Portfolio makes distributions of net realized capital gains, if any, at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

D. Allocations

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Portfolio are allocated daily to each class of shares based upon its proportionate share of total net assets of the Portfolio. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Portfolio. Expenses not directly charged to a Portfolio are allocated proportionally among all the Portfolios in the Trust, daily in relation to the net assets of each Portfolio or another reasonable measure.

E. Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

F. Federal Taxes

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders is determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G. Expenses

Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board of Trustees deems fair or equitable depending upon the nature of the expenses. In addition, expenses incurred by a Portfolio that do not specifically relate to a particular class of shares of the Portfolio are generally allocated to the appropriate classes based on each class’ relative average net

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2015 (Unaudited) (continued)

assets or in such other manner as the Board of Trustees deems fair and equitable. Expenses that specifically relate to a particular class of shares of a Portfolio are allocated to that class.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

H. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

A repurchase agreement may permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRA”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios had investments in repurchase agreements at February 28, 2015. The gross value and related collateral received for these investments are presented in each Portfolio of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each Portfolio exceeded the value of its respective repurchase agreements as of February 28, 2015.

I. When-Issued Securities

Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Portfolios may purchase or sell when-issued securities that have been authorized but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract.

J. Mortgage Dollar Rolls

The Portfolios may enter into mortgage ‘‘dollar rolls’’ in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

K. New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements for fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Trust’s financial statement disclosures.

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2015 (Unaudited) (continued)

Note 3. Agreements and 12b-1 Plan

A. Advisory Agreement

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for services rendered pursuant to the Agreement and the assumption of the expenses related thereto, GSAM is entitled to an advisory fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset Level	Contractual Rate

Ultra-Short Duration	first $250 million	0.18%
Government and	next $250 million	0.16
Short Duration(1)	in excess of $500 million	0.14

(1)	Advisory fee rate is based on the aggregate average net assets of the Portfolios. Fees are charged on a pro rata basis between the Portfolios.

B. Administration Agreement

Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 37 major credit unions that are limited partners. As compensation for services rendered pursuant to such Agreement, CUFSLP is entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	CUFSLP Fee
Ultra-Short Duration Government	0.05%
Short Duration	0.05

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, provides additional administrative services to the Portfolios pursuant to an Administration and Accounting Services Agreement. As compensation for services rendered pursuant to such Agreement, effective February 1, 2013 BNY Mellon is entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of the aggregate average net assets.

Asset Level	Contractual Rate(1)
up to $200 million	0.035%
from $200 to $500 million	0.030
from $500 to $1 billion	0.025
in excess of $1 billion	0.020

(1)

Portfolios are subject to an aggregate minimum annual base fee of $75,000. In addition, each Portfolio is subject to annual base fees for Financial Reporting, Tax and Regulatory Administration services.

C. Other Agreements

CFS serves as exclusive distributor of shares of the Portfolios. CFS did not receive any compensation under the Distribution

Agreement during the six months ended February 28, 2015. CFS received $1,299 from the Portfolios under the Distribution Plan, as described below.

BNY Mellon serves as transfer agent of the Portfolios and receives a fee (“transfer agent fee”) from each Portfolio. The transfer agent fee is calculated monthly based on a fixed amount and is assessed on the number of accounts serviced during the month.

Effective April 11, 2011, the Board of Trustees of the Trust voluntarily agreed to waive 15% of its fees. The fees waived by the Trustees from September 1, 2014 through February 28, 2015 amounted to $9,792 for the Ultra-Short Duration Government Portfolio and $9,744 for the Short Duration Portfolio.

Effective April 11, 2011, Nisen & Elliott, LLC, counsel to the independent Trustees of the Trust, voluntarily agreed to waive 15% of its legal fees. For the six months ended February 28, 2015, Nisen & Elliott, LLC waived legal fees amounting to $546. The legal fees waived by Nisen & Elliott, LLC from September 1, 2014 through February 28, 2015 amounted to $280 for the Ultra-Short Duration Government Portfolio and $266 for the Short Duration Portfolio.

Effective April 11, 2011, Vigilant Compliance Services voluntarily agreed to reduce its fee by 10%. The compliance fees waived by the Vigilant Compliance Services from September 1, 2014 through February 28, 2015 amounted to $2,956 for the Ultra-Short Duration Government Portfolio and $3,027 for the Short Duration Portfolio.

The Trust has adopted a Distribution Plan (the “12b-1 Plan”) with respect to Investor Shares of the Portfolios. Under the 12b-1 Plan, the Trust may pay the distributor (or any other person) an amount of up to 0.25% annually of the average daily net assets attributable to Investor Shares of each Portfolio in consideration for expenses and activities primarily intended to result in the sale of Investor Shares and/or for administrative support services. The Trust is currently limiting the fee payable under the 12b-1 Plan with respect to Investor Shares of each Portfolio to 0.03% of the average daily net assets attributable to Investor Shares of each such Portfolio. For the six months ended February 28, 2015, the Ultra-Short Duration Government Portfolio and Short Duration Portfolio incurred fees under the 12b-1 Plan of $3,024 and $4,419.

Note 4. Investment Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2015 were as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Purchases of U.S. Government and agency obligations	$195,299,642	$734,507,049
Purchases (excluding U.S. Government and agency obligations)	130,283,013	85,325,249
Sales or maturities of U.S. Government and agency obligations	305,560,491	809,369,846
Sales or maturities (excluding U.S. Government and agency obligations)	119,659,959	8,862,936

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2015 (Unaudited) (continued)

Note 5. Tax Information

The tax character of distributions paid for the fiscal year ended August 31, 2014 was as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Distributions paid from:

Ordinary income	$3,221,713	$3,604,582
Long Term Capital Gains	—	—
Capital	—	—

Total taxable distributions	$3,221,713	$3,604,582

The tax character of distributions paid for the fiscal year ended August 31, 2013 was as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Distributions paid from:

Ordinary income	$3,888,020	$3,635,405
Long Term Capital Gains	—	—
Capital	—	—

Total taxable distributions	$3,888,020	$3,635,405

As of August 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Undistributed ordinary income—net	$845,762	$354,855

Total undistributed earnings	$845,762	$354,855
Capital loss carryforward(1)	(7,610,232)	(12,603,041)
Timing differences (dividends payable and late-year losses)	(503,326)	(97,427)
Unrealized gains—net	1,571,571	2,688,243

Total accumulated losses—net	$(5,696,225)	$(9,657,370)

(1)	The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated.

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
2015	$(1,903,494)	$(5,253,669)
2016	(199,455)	—
2017	—	—
2018	—	(3,825,043)
2019	(163,234)	—
No Expiration – Long Term	(1,579,679)	(683,676)
No Expiration – Short Term	(3,764,370)	(2,840,653)

During the fiscal year ended August 31, 2014, the Portfolios did not utilize any capital loss carryforwards.

During the fiscal year ended August 31, 2014, the Ultra-Short Duration Government Portfolio and Short Duration Portfolio lost through expiration $3,307,602 and $4,961,384 of capital loss carryforwards, respectively.

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2014, the Portfolios deferred to September 1, 2014 late year capital and ordinary losses of:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Late Year Capital Losses	$415,171	$7,391

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years following the loss, and such carryforward is treated as a short-term capital loss in each of those years, irrespective of the character of the original loss. Net capital losses (earned in taxable years beginning after December 22, 2010) (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss. Such post–2010 losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to accretion of market discounts, amortization of market premiums, and wash sale deferrals.

Note 6. Credit and Concentration Risk

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2015 (Unaudited) (continued)

Note 7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TRUST FOR CREDIT UNIONS

Additional Information (Unaudited)

Expenses – Six-Month Period Ended February 28, 2015

As a shareholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2014 through February 28, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Ultra-Short Duration Government Portfolio				Short Duration Portfolio

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15		Expenses Paid for the 6 months ended 2/28/15*	Beginning Account Value 9/1/14	Ending Account Value 2/28/15		Expenses Paid for the 6 months ended 2/28/15*
TCU Shares
Actual	$1,000.00	$1,000.80		$1.74	$1,000.00	$1,001.80		$1.74
Hypothetical 5% Return	1,000.00	1,023.06	+	1.76	1,000.00	1,023.06	+	1.76
Investor Shares
Actual	1,000.00	1,000.60		1.88	1,000.00	1,001.70		1.89
Hypothetical 5% Return	1,000.00	1,022.91	+	1.91	1,000.00	1,022.91	+	1.91

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period). The annualized net expense ratios for the period were 0.35% and 0.35% for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio’s TCU Shares, respectively, and 0.38% and 0.38% for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio’s Investor Shares, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

Trustees

Eugene A. O’Rourke, Chairman

James F. Regan, Vice Chairman

Rudolf J. Hanley

Stanley Hollen

Gary Oakland

Julie A. Renderos

Wendell A. Sebastian

Michael D. Steinberger

Officers

Jay E. Johnson, President and Treasurer

Jonathan K. Jeffreys, Vice President and Assistant Treasurer

Mary Jo Reilly, Secretary

Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator

Callahan Credit Union Financial Services Limited Liability Limited Partnership

Investment Adviser

Goldman Sachs Asset Management, L.P., an affiliate of Goldman, Sachs & Co.

Administrative & Fund Accounting Agent/Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Distributor

Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm

Tait,Weller & Baker LLP

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	04/22/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	04/22/15

* Print the name and title of each signing officer under his or her signature.